Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	0.75%	(3.03%)	(5.75%)
Expiration of net operating loss carryforwards	(27.71%)	(20.18%)	(6.47%)
Net operating loss carryforwards not utilized due to dissolution of subsidiaries		(42.73%)
Other non-deductible expenses	(12.84%)	(9.79%)	(1.65%)
Change in deferred tax assets and valuation allowance	15.79%	24.94%	(10.32%)
Loss on investment in subsidiaries dissolved		26.62%
Other	0.01%	0.17%	0.19%